Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
NOTE 13 Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2016	2015

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	–
Medium-term notes	Fixed	1.650% - 4.125%	2017 - 2026	8,800	7,500
	Floating	1.282% - 1.396%	2018 - 2019	750	750
Junior subordinated debentures	Fixed	3.442%	2016	–	500
Other(b)				(4)	204

Subtotal				13,045	11,453

Subsidiaries
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2017 - 2026	10	11
	Floating	.866% - 1.447%	2017 - 2026	8,559	9,081
Bank notes	Fixed	1.350% - 2.800%	2017 - 2025	6,800	5,850
	Floating	.582% - 1.467%	2017 - 2056	3,898	4,928
Other(c)				1,011	755

Subtotal				20,278	20,625

Total				$33,323	$32,078
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.48 percent, 1.17 percent and 1.57 percent, respectively.
(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)	Includes consolidated community development and tax-advantaged investment VIEs, capitalized lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $91.4 billion and $74.9 billion at December 31, 2016 and 2015, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2016, were:

(Dollars in Millions)	Parent Company	Consolidated
2017	$1,250	$5,461
2018	1,498	7,282
2019	1,503	6,019
2020	–	43
2021	2,195	2,221
Thereafter	6,599	12,297

Total	$13,045	$33,323